NOTE 8 - NOTE RECEIVABLE	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOTE 8 - NOTE RECEIVABLE

NOTE 8 - NOTE RECEIVABLE

On March 14, 2011, the company received a promissory note from the sale of its interest in Terra to a third party.  The value of this promissory note is $50,000 and is due 1 year from the date of issuance, along with accrued interest at the rate of 9%.  The note includes an optional provision to extend for one additional twelve month period. An Allowance for Doubtful Accounts of $50,000 has been established for this receivable.

On March 14, 2011, the company received a promissory note from the sale of a subsidiary, SATCO, to a third party.  The value of this promissory note is $50,000 and is due 1 year from the date of issuance, along with accrued interest at the rate of 9%.  The note includes an optional provision to extend for one additional twelve month period. An allowance for doubtful accounts of $50,000 has been established for this receivable.